STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
 NEW YORK, NEW YORK  10038

December 2, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Patrick Scott

Re:	The Dreyfus Third Century Fund, Inc.
(File Number: 811-02192)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of The Dreyfus Third Century Fund, Inc. (the "Fund"), transmitted for filing are preliminary proxy materials relating to a special meeting of shareholders of the Fund to be held on March 9, 2017, together with a form of proxy card.  The meeting is being called for the purpose of asking shareholders to vote on (1) certain matters in connection with the implementation of proposed changes to the Fund's investment strategy, including removing the current fundamental social investment policy and related fundamental social considerations and changing the fundamental investment objective of the Fund, (2) the engagement of a sub-adviser for the Fund, (3) a "manager of managers" arrangement for the Fund and (4) changes to certain of the fundamental investment restrictions of the Fund in connection with the modernization of those policies.
Shareholders of record at the close of business on January 4, 2017 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to shareholders on or about January 13, 2017.
Please telephone the undersigned at 212.806.6658, or David Stephens of this office at 212.806.6138, if you have any questions or comments.
Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein